Adjustments reconciling Total profit after tax to operating cash flows - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile profit (loss) [abstract]
Total profit after tax from continuing operations	£ 5,308	£ 4,921	£ 3,516
Tax on profits	756	707	83
Share of after-tax (profits)/losses of associates and joint ventures	5	2	(33)
Finance expense net of finance income	677	803	755
Depreciation	1,082	1,061	1,034
Amortisation of intangible assets	1,212	1,086	1,088
Impairment and assets written off	467	481	529
Profit on sale of businesses	0	(36)	(47)
Profit on sale of intangible assets	(12)	(185)	(539)
(Profit)/loss on sale of investments in associates	(1)	0	36
Profit on sale of equity investments	0	(1)	(8)
Changes in working capital:
Decrease/(increase) in inventories	(424)	(269)	51
(Increase) in trade receivables	(794)	(158)	(780)
Increase/(decrease) in trade payables	(15)	494	229
(Increase)/decrease in other receivables	145	(458)	(382)
Contingent consideration paid (see Note 33)	(1,134)	(1,058)	(742)
Other non-cash increase in contingent consideration liabilities	492	1,628	1,063
Increase/(decrease) in other payables	689	(5)	1,505
Decrease in pension and other provisions	(457)	(962)	(299)
Share-based incentive plans	307	346	343
Fair value adjustments	(107)	(283)	(31)
Other	(100)	(170)	(122)
Cash generated from operations attributable to continuing operations	8,096	7,944	7,249
Cash generated from operations attributable to discontinued operations	0	932	1,994
Total cash generated from operations	£ 8,096	£ 8,876	£ 9,243